Convertible Redeemable Preferred Stock and Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Convertible Redeemable Preferred Stock and Stockholders [Abstract]
Schedule of Outstanding Warrants, Excluding Contingent Warrants	The following summarizes the Company’s outstanding warrants, excluding contingent warrants issuable upon exercise of the outstanding warrants issued in the August 2022 and August 2023 offerings, as of March 31, 2024 and December 31, 2023:
	Number of	Exercise	Expiration
Description	Shares	Price	Date
April 2022 Offering Placement Agent Warrants	70,849	$8.46875	4/19/2026
August 2022 Private Placement Warrants	2,486,214	2.546	8/11/2027
August 2022 Offering Placement Agent Warrants	220,997	3.394	8/11/2027
August 2023 Inducement Warrants	4,972,428	1.09	8/2/2027
August 2023 Offering Placement Agent Warrants	149,173	1.3625	8/2/2027
Total warrants outstanding	7,899,661	1.68
The following summarizes activity related to the Company’s outstanding warrants, excluding contingent warrants issuable upon exercise of the preferred investment options, for the year ended December 31, 2023:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2022	5,910,914	$2.37	4.7
Granted	5,121,601	1.10
Exercised	(3,132,854)	0.865
Cancelled	-	-
Outstanding as of December 31, 2023	7,899,661	1.68	4.3
Warrants vested and exercisable as of December 31, 2023	7,899,661	$1.68	4.3

Schedule of Stock Options	The following summarizes activity related to the Company’s stock options under the 2019 Plan and the 2022 Plan for the three months ended March 31, 2024:
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in years)
Outstanding as of December 31, 2023	1,904,830	$1.63	8.4
Granted	-	-	-
Forfeited / cancelled	(537,965)	0.99	-
Exercised	-	-	-
Outstanding as of March 31, 2024	1,366,865	1.88	7.7
Options vested and exercisable as of March 31, 2024	908,224	$1.90	7.0
The following summarizes activity related to the Company’s stock options under the 2019 Plan and the 2022 Plan for the year ended December 31, 2023:
	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2022	1,392,654	$3.30	$670,161	8.2
Granted	962,154	0.48	-	-
Forfeited/cancelled	(404,058)	4.87	-	-
Exercised	(45,920)	0.01	45,920	-
Outstanding as of December 31, 2023	1,904,830	1.63	94,239	8.4
Options vested and exercisable as of December 31, 2023	861,177	$2.23	$94,239	7.1

Schedule of Fair Value of Options Granted	There were no stock options granted during the three months ended March 31, 2024. The fair value of options granted in 2023 was estimated using the following assumptions:
For the Three Months Ended March 31,
2023
Exercise price	$1.05 - 1.29
Term (years)	5.00 - 10.00
Expected stock price volatility	113.1% - 119.5%
Risk-free rate of interest	3.5% - 3.6%
The fair value of options granted in 2023 and 2022 was estimated using the following assumptions:
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Exercise price	$0.26 - 1.29	$1.06 - 6.45
Term (years)	5.00 - 10.00	5.00 - 10.00
Expected stock price volatility	101.1% - 119.5	112.6% - 121.2%
Risk-free rate of interest	3.5% - 4.7%	2.9% - 4.3%

Schedule of Restricted Stock	The following summarizes activity related to the Company’s restricted stock awards granted under the 2022 Plan for the three months ended March 31, 2024:
		Weighted
		Average
		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Nonvested as of December 31, 2023	256,580	$1.03
Granted	3,125	0.17
Vested	(118,750)	1.03
Nonvested as of March 31, 2024	140,955	$0.98
On August 16, 2023 and October 4, 2023, upon their respective resignations, the Company’s former CEO and former CFO forfeited 150,000 shares and 75,000 shares of unvested restricted stock, respectively.
	Number of Shares	Weighted Average Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2022	-	$-
Granted	512,940	1.01
Forfeited/cancelled	(250,110)	1.02
Vested	(6,250)	1.03
Nonvested as of December 31, 2023	256,580	$1.03

Schedule of Stock-Based Compensation Expense	Stock-based compensation expense related to stock options and restricted stock, for the three months ended March 31, 2024 and 2023 was as follows:
	For the Three Months Ended March 31,
	2024	2023
Selling, general and administrative	$51,184	$99,207
Research and development	1,466	86,371
Total	$52,650	$185,578
Stock-based compensation expense for the years ended December 31, 2023 and 2022 was as follows:
	For the Years Ended December 31,
	2023	2022
Selling, general and administrative	$234,298	$1,309,687
Research and development	95,462	664,879
Total	$329,760	$1,974,566

Schedule of Fair Value of the Preferred Investment Options	The increase in the fair value of the preferred investment options as a result of the exchange was approximately $860,000, and was determined using the Black-Scholes option pricing model, with the following assumptions:
	Original	Exchanged
Exercise price	$6.65	$2.546
Term (years)	3.67	5.0
Expected stock price volatility	116.2%	120.2%
Risk-free rate of interest	3.16%	2.98%

Schedule of Valuation of the Contingent Warrant Liability	The following significant assumptions were used in the valuation of the contingent warrant liability, related to the August Contingent Warrants, as of the date of the August 2022 Private Placement and as of December 31, 2022:
	August 11, 2022	December 31, 2022
Exercise price	$3.3938	$3.3938
Term (years)	5.00	4.61
Expected stock price volatility	127.8%	120.8%
Risk-free rate of interest	2.98%	4.03%